INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	1.00%	(8.00%)	4.00%
Non-deductible change in fair value of derivative Liability	(3.00%)	(41.00%)	(27.00%)
Non-deductible accretion expense	0.00%	(3.00%)	7.00%
Effect of foreign exchange	27.00%	77.00%	41.00%
Total	0.00%	0.00%	0.00%